GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A, C, Institutional, R and IR Shares of
Goldman Sachs Commodity Strategy Fund

Supplement dated September 15, 2008 to the
Prospectuses dated April 29, 2008

The following replaces the fifth sentence of the fourth paragraph of the section “Fund Investment Objectives and Strategies — Goldman Sachs Commodity Strategy Fund — Principal Investment Strategies” in all Prospectuses:

The Fund may invest 35% of its net assets in foreign securities.

The following replaces the tenth row of the table in the section “Other Investment Practices and Securities — Investment Securities” in the Class A, C and Institutional Shares Prospectuses :

Foreign Securities	15[5]	●	25[5]	35[5]

The following replaces footnote 5 to the table in the section “Other Investment Practices and Securities — Investment Securities” in the Class A, C and Institutional Shares Prospectuses :

[5]	The Tollkeeper and Real Estate Securities Funds may invest in the aggregate up to 25% and 15%, respectively, of their total assets in foreign securities, including emerging country securities. The Commodity Strategy Fund may invest in the aggregate up to 35% of its net assets in foreign securities, including emerging country securities.

The following replaces the tenth row of the table in the section “Other Investment Practices and Securities — Investment Securities” in the Class R and IR Shares Prospectus:

Foreign Securities[5]	15	●	35

The following replaces footnote 5 to the table in the section “Other Investment Practices and Securities — Investment Securities” in the Class R and IR Shares Prospectus:

[5]	The Real Estate Securities Fund may invest in the aggregate up to 15% of its total assets in foreign securities, including emerging country securities. The Commodity Strategy Fund may invest in the aggregate up to 35% of its net assets in foreign securities, including emerging country securities.

This Supplement should be retained with your
Prospectuses for future reference.

COMSTFSECSTK
00062821